Note 21	6 Months Ended
Jun. 30, 2026
Financial liabilities at amortised cost [Abstract]
Disclosure of Financial liabilities at amortised cost [Text Block]	Financial liabilities at amortized costBreakdown of the balance
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

FINANCIAL LIABILITIES AT AMORTIZED COST (MILLIONS OF EUROS)

	Notes	June 2026	December 2025
Deposits		596,535	556,498
Deposits from central banks		19,291	17,226
Demand deposits		1,521	7
Time deposits and other		14,298	13,774
Repurchase agreements		3,472	3,445
Deposits from credit institutions		44,263	36,771
Demand deposits		6,584	6,764
Time deposits and other		19,671	16,700
Repurchase agreements		18,008	13,307
Customer deposits		532,981	502,501
Demand deposits		370,999	360,682
Time deposits and other		137,207	127,397
Repurchase agreements		24,776	14,422
Debt certificates issued		106,155	81,842
Other financial liabilities		22,339	20,258
Total	7	725,029	658,599
Deposits from credit institutions
The breakdown by geographical area (based on the residence of the customer or counterparty) and the nature of the related instruments of this heading in the condensed consolidated balance sheets is as follows:

DEPOSITS FROM CREDIT INSTITUTIONS (MILLIONS OF EUROS)

	Demand deposits	Time deposits and others ⁽¹⁾	Repurchase agreements	Total
June 2026
Spain	1,244	4,276	2,276	7,796
Mexico	1,047	263	538	1,848
Turkey	57	1,070	2	1,129
South America	474	3,052	—	3,526
Rest of Europe	1,941	4,382	14,260	20,583
Rest of the world	1,823	6,625	931	9,380
Total	6,587	19,668	18,008	44,263
December 2025
Spain	1,039	3,439	197	4,676
Mexico	1,825	964	—	2,789
Turkey	60	873	271	1,204
South America	636	2,468	259	3,363
Rest of Europe	1,890	3,513	11,707	17,110
Rest of the world	1,315	5,442	874	7,630
Total	6,764	16,700	13,307	36,771
(1) Subordinated deposits are included amounting to €14 million and €104 million as of June 30, 2026 and December 31, 2025, respectively.
Customer deposits
The breakdown by geographical area (based on the residence of the customer or counterparty) and the nature of the related instruments of this heading in the condensed consolidated balance sheets is as follows:

CUSTOMER DEPOSITS (MILLIONS OF EUROS)

	Demand deposits	Time deposits and others	Repurchase agreements	Total
June 2026
Spain	196,230	27,811	15,765	239,805
Mexico	82,778	19,596	3,857	106,230
Turkey	26,735	30,741	426	57,902
South America	37,391	26,159	—	63,550
Rest of Europe	22,863	25,867	4,729	53,458
Rest of the world	5,003	7,033	—	12,036
Total	370,999	137,207	24,776	532,981
December 2025
Spain	192,222	23,664	12,786	228,672
Mexico	77,167	17,493	38	94,699
Turkey	27,443	24,794	450	52,687
South America	34,150	22,328	—	56,478
Rest of Europe	24,758	29,665	1,148	55,571
Rest of the world	4,942	9,452	—	14,394
Total	360,682	127,397	14,422	502,501
Debt certificates
The breakdown of the balance under this heading, by type of financial instrument and by currency, is as follows:

DEBT CERTIFICATES ISSUED (MILLIONS OF EUROS)

	June 2026	December 2025
In Euros	50,799	42,070
Promissory bills and notes	6,481	5,379
Non-convertible bonds and debentures	17,211	15,860
Covered bonds	5,642	3,371
Hybrid financial instruments ⁽¹⁾	1,614	1,160
Securitization bonds	4,544	3,203
Wholesale funding	6,949	3,688
Subordinated liabilities	8,358	9,409
Convertible perpetual certificates	2,750	3,750
Other non-convertible subordinated liabilities	5,608	5,659
In foreign currencies	55,356	39,773
Promissory bills and notes	6,290	2,781
Non-convertible bonds and debentures	18,457	13,302
Covered bonds	101	94
Hybrid financial instruments ⁽¹⁾	10,524	7,914
Wholesale funding	7,205	4,142
Subordinated liabilities	12,778	11,540
Convertible perpetual certificates	3,511	2,553
Other non-convertible subordinated liabilities	9,267	8,986
Total	106,155	81,842
(1) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9.
Other financial liabilities
The breakdown of the balance under this heading in the condensed consolidated balance sheets is as follows:

OTHER FINANCIAL LIABILITIES (MILLIONS OF EUROS)

	June 2026	December 2025
Lease liabilities	1,458	1,463
Creditors for other financial liabilities	5,294	4,597
Collection accounts	6,511	4,450
Creditors for other payment obligations	9,076	9,748
Total	22,339	20,258